GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Major Customers (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Customer A
Revenue, Major Customer
Concentration risk, percentage	18.10%	19.60%	16.50%
Customer B
Revenue, Major Customer
Concentration risk, percentage	8.30%	10.80%	11.00%